UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS	9 Months Ended
	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (21,743,669)	$ (3,054,315)	¥ (49,336,883)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain from disposal of long-term investments	(11,932,630)	(1,676,167)
Depreciation & amortization	18,953,220	2,662,343	17,786,367
Loss (gain) from disposal of property and equipment	75,817	10,650	(51,177)
Share based compensation	466,276	65,497	769,733
Deferred income tax expense (benefit)	(7,246,803)	(1,017,952)	(9,823,637)
Foreign currency exchange loss (gain)	501	70	1
Accounts receivable	2,414,469	339,158	1,086,428
Prepaid expenses and other current assets	(1,974,656)	(277,378)	(12,406,932)
Other non-current assets	549,267	77,155	(2,650,849)
Accrued expenses and other payables	(11,709,906)	(1,644,881)	2,075,530
Deferred revenues	12,376,937	1,738,578	48,346,006
Loss (gain) on deconsolidation of subsidiaries and others, net			438,153
Net cash used in operating activities	(19,771,177)	(2,777,242)	(3,767,260)
Cash flows from investing activities:
Cash paid for property and equipment	(2,408,489)	(338,318)	(18,581,054)
Cash receipt from property and equipment disposal	15,052	2,114	44,970
Proceeds from disposal of affiliates and partial business	49,932,630	7,013,995	(89,543)
Cash paid for liabilities assumed in relation to acquisition of Youru			(198,333)
Net cash (used in) provided by investing activities	47,539,193	6,677,791	(18,823,960)
Cash flows from financing activities:
Cash paid for employee individual income tax for net-settlement of vested shares	(27,403)	(3,849)	(6,232)
Cash received from short-term loan	32,063,829	4,503,979
Cash received for exercise of share options	366,693	51,509
Cash paid for repurchase of common shares			1,883,317
Net cash provided by (used in) financing activities	32,403,119	4,551,639	1,877,085
Effect of foreign exchange rate changes on cash and cash equivalents	112,132	15,751	(61,969)
Net increase (decrease) in cash and cash equivalents	60,283,266	8,467,940	(20,776,105)
Cash and cash equivalents at beginning of year	36,523,995	5,130,495	60,167,232
Cash and cash equivalents at end of year	96,807,261	13,598,435	39,391,127
Supplemental disclosures of cash flow information:
Cash refunded for income tax			(4)
Non-cash investing and financing activities:
Disposal of net liabilities of subsidiaries, excluding cash			(348,610)
Lease liability arising from obtaining Right-of-use assets	¥ 24,471,216	$ 3,437,451	¥ 27,278,207